Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Macquarie ETF Trust
Entity Central Index Key	0001969995
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000245547
Shareholder Report [Line Items]
Fund Name	Macquarie Energy Transition ETF
Trading Symbol	PWER
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie Energy Transition ETF (Fund) for the period of April 1, 2025, to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Macquarie Energy Transition ETF (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.
Additional Information Phone Number	844 469-9911
Additional Information Email	macquarie.com/mam/etf-literature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
PWER	$46	0.79%
Footnote	Description
Footnote^	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.79%
AssetsNet	$ 7,515,114
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 26,862
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund statistics

(as of September 30, 2025)

  Fund net assets$7,515,114
  Total number of portfolio holdingsFootnote Reference*33
  Total advisory fees paid (during reporting period)$26,862
  Portfolio turnover rate25%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

C000251129
Shareholder Report [Line Items]
Fund Name	Macquarie Focused Emerging Markets Equity ETF
Trading Symbol	EMEQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie Focused Emerging Markets Equity ETF (Fund) for the period of April 1, 2025, to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Macquarie Focused Emerging Markets Equity ETF (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.
Additional Information Phone Number	844 469-9911
Additional Information Email	macquarie.com/mam/etf-literature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
EMEQ	$51	0.85%
Footnote	Description
Footnote^	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.85%
AssetsNet	$ 45,883,580
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 102,790
InvestmentCompanyPortfolioTurnover	0.00% [1]
Additional Fund Statistics [Text Block]

Fund statistics

(as of September 30, 2025)

  Fund net assets$45,883,580
  Total number of portfolio holdingsFootnote Reference*53
  Total advisory fees paid (during reporting period)$102,790
  Portfolio turnover rate0%Footnote Reference#
Footnote	Description
Footnote#	Value is less than 1%.
Footnote*	Excludes cash and cash equivalents.

C000256889
Shareholder Report [Line Items]
Fund Name	Macquarie Focused International Core ETF
Class Name	Macquarie Focused International Core ETF
Trading Symbol	EXUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie Focused International Core ETF (Fund) for the period of June 17, 2025 (inception of Fund), to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Macquarie Focused International Core ETF (Fund) for the period of June 17, 2025 (inception of Fund), to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.
Additional Information Phone Number	844 469-9911
Additional Information Email	macquarie.com/mam/etf-literature
Expenses [Text Block]

What were the Fund's costs for June 17, 2025 (inception of Fund) through September 30, 2025?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
EXUS	$17	0.59%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operation for the last six months.
Footnote^	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.59%
AssetsNet	$ 16,797,839
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 11,265
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund statistics

(as of September 30, 2025)

  Fund net assets$16,797,839
  Total number of portfolio holdingsFootnote Reference*40
  Total advisory fees paid (during reporting period)$11,265
  Portfolio turnover rate31%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

C000249711
Shareholder Report [Line Items]
Fund Name	Macquarie Focused Large Growth ETF
Trading Symbol	LRGG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie Focused Large Growth ETF (Fund) for the period of April 1, 2025, to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Macquarie Focused Large Growth ETF (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.
Additional Information Phone Number	844 469-9911
Additional Information Email	macquarie.com/mam/etf-literature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
LRGG	$24	0.44%
Footnote	Description
Footnote^	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.44%
AssetsNet	$ 404,002,782
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 582,068
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund statistics

(as of September 30, 2025)

  Fund net assets$404,002,782
  Total number of portfolio holdingsFootnote Reference*22
  Total advisory fees paid (during reporting period)$582,068
  Portfolio turnover rate8%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

C000245546
Shareholder Report [Line Items]
Fund Name	Macquarie Global Listed Infrastructure ETF
Trading Symbol	BILD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie Global Listed Infrastructure ETF (Fund) for the period of April 1, 2025, to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Macquarie Global Listed Infrastructure ETF (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.
Additional Information Phone Number	844 469-9911
Additional Information Email	macquarie.com/mam/etf-literature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
BILD	$26	0.49%
Footnote	Description
Footnote^	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
AssetsNet	$ 6,218,715
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 13,770
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund statistics

(as of September 30, 2025)

  Fund net assets$6,218,715
  Total number of portfolio holdingsFootnote Reference*44
  Total advisory fees paid (during reporting period)$13,770
  Portfolio turnover rate19%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

C000256891
Shareholder Report [Line Items]
Fund Name	Macquarie National High-Yield Municipal Bond ETF
Trading Symbol	HTAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie National High-Yield Municipal Bond ETF (Fund) for the period of April 1, 2025, to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Macquarie National High-Yield Municipal Bond ETF (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.
Additional Information Phone Number	844 469-9911
Additional Information Email	macquarie.com/mam/etf-literature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
HTAX	$25	0.49%
Footnote	Description
Footnote^	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 29,751,868
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 41,985
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund statistics

(as of September 30, 2025)

  Fund net assets$29,751,868
  Total number of portfolio holdingsFootnote Reference*113
  Total advisory fees paid (during reporting period)$41,985
  Portfolio turnover rate50%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

C000245548
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free USA Short Term ETF
Trading Symbol	STAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie Tax-Free USA Short Term ETF (Fund) for the period of April 1, 2025, to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Macquarie Tax-Free USA Short Term ETF (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.
Additional Information Phone Number	844 469-9911
Additional Information Email	macquarie.com/mam/etf-literature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
STAX	$15	0.29%
Footnote	Description
Footnote^	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 5,733,875
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 7,849
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund statistics

(as of September 30, 2025)

  Fund net assets$5,733,875
  Total number of portfolio holdingsFootnote Reference*42
  Total advisory fees paid (during reporting period)$7,849
  Portfolio turnover rate19%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

[1]	Value is less than 1%.